Convertible Notes Payable and Advisory Fee Liabilities (Details Textual 1) - USD ($)																					1 Months Ended																							3 Months Ended				6 Months Ended			12 Months Ended
	Nov. 01, 2019	Jul. 12, 2019	Jul. 12, 2019	Mar. 04, 2019	Jan. 13, 2019	Nov. 13, 2018	Nov. 13, 2018	Oct. 20, 2018	Sep. 04, 2018	Jul. 31, 2018	Jul. 02, 2018	Jun. 02, 2018	Mar. 05, 2018	Feb. 07, 2018	Jan. 03, 2018	Dec. 13, 2017	Dec. 07, 2017	Nov. 15, 2017	Nov. 09, 2017	Nov. 09, 2017	Nov. 02, 2019	Mar. 31, 2019	Mar. 04, 2019	Mar. 02, 2019	Dec. 18, 2018	Nov. 02, 2018	Oct. 30, 2018	Oct. 18, 2018	Oct. 17, 2018	Sep. 18, 2018	Sep. 02, 2018	Aug. 29, 2018	Aug. 01, 2018	Jun. 01, 2018	Apr. 20, 2018	Feb. 28, 2018	Jan. 31, 2018	Jan. 09, 2018	Dec. 20, 2017	Dec. 07, 2017	Nov. 28, 2017	Nov. 15, 2017	Oct. 19, 2017	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017	Mar. 18, 2020	Jan. 18, 2020	Dec. 18, 2019	Nov. 19, 2019	Nov. 18, 2019	Oct. 29, 2019	Oct. 22, 2019	Oct. 18, 2019	Sep. 18, 2019	Aug. 18, 2019	Jul. 18, 2019	Jun. 18, 2019	May 31, 2019	May 18, 2019	Apr. 30, 2019	Apr. 18, 2019	Mar. 18, 2019	Feb. 28, 2019	Feb. 18, 2019	Jan. 31, 2019	Jan. 18, 2019	Dec. 02, 2018	Nov. 18, 2018	Oct. 02, 2018	Jul. 26, 2018	Jul. 25, 2018	Jul. 13, 2018	Jul. 01, 2018	Mar. 07, 2018	Jan. 30, 2018	Sep. 13, 2016
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																																$ 88,956		$ 68,217	$ 95,257	$ 773,741
Payment received for convertible debt																																																			$ 115,000	$ 640,000
Interest rate																																																				18.00%
Debt discount maturity term									6 months																					6 months
Debt conversion, description						The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company's common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion.																								The notes have 6 month maturities and 12% interest rates. The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.																					Unamortized debt discount was $2,069, at September 30, 2019, principal was $35,000, and accrued interest was $2,402.	The principal and accrued interest balance of $49,267 was assigned (under the original terms and conditions) to GHS Investments LLC ("GHS") on July 13, 2018 and all principal and interest was converted into common stock by GHS during the year ended September 30, 2018.
Principal amount																																												$ 15,000			$ 4,788,642	15,000			$ 10,375	$ 4,788,642
Accrued interest																																												$ 10,170				$ 10,170			$ 7,841											$ 7,055
Maturity date						Jun. 30, 2019																										Feb. 28, 2018
Debt instrument interest rate, percentage																																																																																10.00%
Debt instrument fixed interest rate, percentage																																12.00%																																																24.00%
Number of warrants																																												9,981,923				9,981,923			1,198,270
Penalty expenses																																																$ 31,500
Conversion of common shares, description																																																			EMA fully converted all principal, default charges ($3,650) and accrued interest into common shares during 2018 and surrendered the note.
Debt premium charge to interest expense						$ 90,000			$ 10,000																$ 6,000			$ 6,000		$ 6,000		$ 2,000																56,071			$ 12,500	8,077
Convertible notes						90,000	$ 90,000		10,000																$ 6,000			$ 6,000		6,000		$ 6,000																			3,000			$ 6,000	$ 6,000	$ 6,000		$ 6,000			$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000		$ 6,000		$ 6,000	$ 6,000		$ 6,000		$ 6,000		$ 6,000
Debt conversion rate, description																																a) 70% of the share price on the date of the note; or b) 50% of the lowest bid price during the 30 trading days preceding the date of the notice of conversion. In connection with the issuance of this Note, the Company determined that the terms of the Note contain a conversion formula that caused variations in the conversion price resulting in the treatment of the conversion option as a bifurcated derivative to be accounted for at fair value.
Derivative liability																																$ 10,435												$ 119,777				119,777			119,777
Derivative expense																																																			4,035
Derivative fair value																																																			8,881
Gains on debt extinguishment																																														$ 71,680		146,375		57,623	(57,623)	151,978
Recognised default charges																																																				15,000
Net debt extinguishment loss on conversion of notes																																																			14,057	239,444
Accrued unpaid																																												9,503				$ 9,503			2,152
Debt premium																																																			180,618
Convertible debt description				The Company issued a convertible promissory note to Redstart Holdings Corporation in the amount of $78,000. The note bears interest at 10%, matures on December 31, 2019, includes legal fees of $3,000 and is convertible at 35% discount to the average of the lowest two prices observed in the 15 days prior to the issuance of a conversion notice. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $42,000 with a charge to interest.																			The Company issued a convertible promissory note to Redstart Holdings Corporation in the amount of $78,000. The note bears interest at 10%, matures on December 31, 2019, includes legal fees of $3,000 and is convertible at 35% discount to the average of the lowest two prices observed in the 15 days prior to the issuance of a conversion notice. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $42,000 with a charge to interest expense for the notes.
Shares of common stock																																																158,416
Redstart converted principal amount																																																$ 1,600
GHS Investments LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																															$ 73,233				$ 49,267	$ 73,233
Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Interest rate																											12.00%
Debt discount maturity term																																																			5 days
Principal amount																											$ 6,018,192																	29,300				$ 29,300											$ 5,700																									$ 3,500,000
Reserve common stock																																																																																				7,000.000
Debt premium																																																			$ 281,054
Securities Purchase Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description																																									The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion price is less than $.01 per share or if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). In addition, if the Company issues any shares of its common stock at less than the conversion price Labrys is entitled to full ratchet anti-dilution in such event. No shares of the Company's common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). Initially, the Company must instruct its transfer agent to reserve 6,198,049 shares of its common stock. The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink) and a $15,000 penalty if not paid by the maturity date. The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. In November 2017, the Company accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $57,885 with a charge to interest expense.
Securities purchase agreement term, description																																									The Company received a payment of $84,000, net of issue costs of $23,500 which was recorded as a debt discount and is being amortized to interest expense over the Note term, under the terms of a Securities Purchase Agreement dated November 20, 2017, with Labrys Fund, LP ("Labrys") under which Drone USA issued to Labrys (i) a convertible note (the "Note") in the principal amount of $107,500 that bears interest of 10% (24% default rate) per annum and (ii) 335,938 shares of the Company's common stock as a commitment fee which were to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of November 20, 2017. Pursuant to ASC 260, as of December 31, 2017, the 335,938 contingent shares issued under the Financial Consulting Agreement are not considered outstanding and are not included in basic net loss per share or as potentially dilutive shares in calculating the diluted EPS. The Note has a maturity date of August 28, 2018 and a conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen (15) trading day period ending on the latest complete trading day prior to the date of conversion.
Credit Agreement [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description					First Replacement Note B, and all other Loan Documents shall be paid in full by the Extended Maturity Date as follows: $52,500 per month from January 13, 2018 to December 13, 2018 and the remaining principal and accrued interest on January 13, 2019. Interest payments made since the amendment have totaled $323,440 and are therefore not in accord with that amendment. However, TCA has received payments under the 3(a)(10) settlement (below) totaling $308,100 during the year ended September 30, 2018, and another $270,320, during the year ended September 30, 2019. The principal balance was $4,788,642 at September 30, 2018.
Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Securities purchase agreement term, description																			The conversion rate for any conversion of unpaid principal and interest under the Notes is at a 35% discount to the lowest market price of the shares of the Company's common stock within a 20 day trading period prior to the date of conversion to which an additional 10% discount will be added if the conversion price of the Company's common stock is less than $0.05 per share and no shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock and the conversion shares contain piggy-back registration rights.
Debt default common stock par value, description																			No shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock.					Principal amount of $35,000, including covered fees and original issue discount totaling $5,000. Under the conversion terms of the above note, the holder is entitled to a 35% discount plus an additional 10% discount based on the conversion rights of certain other note holders. Therefore a discount of 45% is assumed for any conversions of this note tranche. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $28,636 with a charge to interest expense.
Fair value of warrants																			$ 12,507	$ 12,507
Penalty expenses																			31,529
Additional warrant																																							200,000
Convertible notes																																																											$ 29,300
Investments received																			75,500
Debt premium																			$ 56,538	$ 56,538
Ema Financial [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Net debt extinguishment loss on conversion of notes										$ 239,444
Livingston Asset Management LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Interest rate																																										10.00%
Debt conversion, description																						The following notes have been issued to the law firm, each having six month term to maturity and 12% annual interest but a change in the conversion terms such that a fixed discount of 50% of the lowest bid price in the 30 trading days immediately preceding the notice of conversion.																													The Company issued a convertible note to Livingston Asset Management for $51,000 ($17,000, for each of the months from July to September, 2019), under the same interest rate and conversion discount terms. The note matures on March 31, 2020.
Principal amount																						$ 12,500											$ 12,500													$ 12,500			$ 12,500	12,500	$ 155,000															$ 12,500		$ 12,500			$ 12,500		$ 12,500		$ 12,500		$ 12,500				$ 12,500		$ 1,000,000
Maturity date											Jan. 31, 2019															Apr. 30, 2019					Feb. 28, 2019		Jan. 31, 2019	Dec. 31, 2018
Debt instrument interest rate, percentage																		30.00%																								30.00%
Annual interest rate																																		10.00%
Conversion of common shares, description																																		The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion.
Monthly fee																																																			17,000																														20,000
Monthly convertible note																																																																																	17,000
Monthly cash due																																																																																	$ 3,000
Debt premium																		$ 21,428																								$ 21,428																																								$ 6,429
Convertible debt description	The terms of the monthly fee notes issued between December 1, 2018 through September 30, 2019, totaling $136,375, in principal such that the notes are no longer convertible into common stock. The principal balance of $136,375 was reclassified to notes and loans payable and the related put premiums totaling $136,375 were recognized as gains on debt extinguishment on the date of the amendment. (Refer to Note 16)											The Company entered into a consulting and services arrangement with Livingston Asset Management. The arrangement provided for financial management services including accounting and related periodic reporting among other advisory services. Under the agreement the Company issued to Livingston Asset Management convertible fee notes having principal of $12,500, interest of 10% per annum, maturity of six or seven months. The notes were convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion. The Company accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $12,500 with a charge to interest expense for each note. The note principal was charged to professional fees for each corresponding service month. The consulting and services arrangement with Livingston Asset Management was amended on July 1, 2019. The amendment increased the monthly fee to be $20,000, with $17,000, as monthly convertible note and $3,000, of cash due on the first of each month.														The terms of the monthly fee notes issued between December 1, 2018 through September 30, 2019, totaling $136,375, in principal such that the notes are no longer convertible into common stock. The principal balance of $136,375 was reclassified to notes and loans payable and the related put premiums totaling $136,375 were recognized as gains on debt extinguishment on the date of the amendment.
Principal of description																																																The $85,375 of principal from the Livingston Asset Management LLC notes issued December 1, 2018 through June 1, 2019, along with $8,475 of accrued interest were sold and assigned to Alpha Capital Anstalt, on February 20, 2020. The assigned notes became convertible as of the date of the assignment by virtue of an agreement between the Company and the new note holder. The terms of the notes provide for conversion of principal and accrued interest at a 50% discount to the lowest closing bid price over the 20 days prior to conversion. The notes have been accounted for as stock settled debt under ASC 480, and put premium of $93,850 has been recognized with a charge to interest expense.
Trillium Partners LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description		The Company issued a convertible promissory note to Trillium Partners LP for cash in the amount of $10,000. The note bears interest at 10%, matures on January 11, 2020, and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 20 trading days immediately preceding the notice of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $10,000 with a charge to interest expense for the notes. The note balance and premium were $10,000 and accrued interest was $213, at September 30, 2019.																											The assigned portion of the note was restated to provide for conversion of interest and principal into common shares at 50% discount to the lowest bid price over the 20 trading days prior to conversion notification.
Principal amount																					$ 15,000																							697				$ 697
Debt instrument interest rate, percentage		10.00%	10.00%
Annual interest rate	24.00%
Debt premium charge to interest expense																													$ 62,500
Convertible notes									$ 10,000																				$ 6,000	$ 6,000														5,303				$ 5,303
Gains on debt extinguishment																					$ 10,000
Debt premium		$ 10,000	$ 10,000
Convertible debt description	The principal balance of $10,000 was reclassified to notes and loans payable and the related put premium totaling $10,000 was recognized as gains on debt extinguishment on the date of the amendment.		The Company issued a convertible promissory note to Trillium Partners LP for cash in the amount of $10,000. The note bears interest at 10%, matures on January 11, 2020, and is convertible into the Company's common stock at 50% of the lowest closing bid price on the 20 trading days immediately preceding the notice of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $10,000 with a charge to interest expense for the notes. The note balance and premium were $10,000 and accrued interest was $830, at March 31, 2020.
Accrued interest description																																																With the exception of the note issued on September 18, 2018 (as described above) none of the other notes issued for legal services have been converted and the total accrued interest due is $12,598 at March 31, 2020, of which $4,818 is owed to Trillium Partners LP and $7,780, is owed to the attorney.
Shares of common stock																																													214,286
Auctus Fund, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																					$ 7,250
Payment received for convertible debt																																					$ 95,000
Securities purchase agreement term, description																																					The Company issued to Auctus a convertible note (the "Note") in the principal amount of $105,000 that bears interest of 10% per annum. The Note has a maturity date of nine months or October 26, 2018, and a conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen trading day period ending on the latest complete trading day prior to the date of conversion. The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion shares cannot be delivered by DWAC. In addition, if the Company issues any shares of its common stock at less than the conversion price, Auctus is entitled to full ratchet anti-dilution in such event. No shares of the Company's common stock can be issued to the extent Auctus would own more than 4.99% of the outstanding shares of the Company's common stock unless Auctus agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved ten times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense. Auctus assessed a default penalty of $15,000 which along with $15,000 of additional debt premium was recorded on August 20, 2018. The principal (including the default assessment) and accrued interest were fully converted during the year ended September 30, 2018. Total debt premium of $71,538 was recorded as additional paid in capital on a pro-rata basis at each conversion date.
Principal amount																																					$ 105,000
Debt instrument interest rate, percentage																																					10.00%
Legal fees																																					$ 2,750
Redstart Holding Corporation [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Convertible notes																																																									$ 63,000			$ 68,000
Other Convertible Debt [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt issuance cost																																																	$ 5,000
Debt discount maturity term																				12 months																													6 months
Debt conversion, description							The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company's common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion.								Debt premium $28,538 was recorded as additional paid in capital on a pro-rata basis at each conversion date.					No shares of the Company's common stock can be issued to the extent Crown Bridge would own more than 4.99% of the outstanding shares of the Company's common stock																The Company was under default for failing to maintain a market capitalization of at least $5,000,000 on any trading day. The 421,238 commitment shares were considered issued in February 2018 at a price of $0.09 per share based on the then market close price for a total value of $37,911 which was recorded as interest and financing costs.
Securities purchase agreement term, description													The Company entered into a Securities Purchase Agreement with Power Up under which the Company received $42,000, net of $11,000 in fees and expenses to be recorded as debt discount and amortized to interest expense over the Note term, in return for issuing a convertible promissory note (the "Note") in the principal amount of $53,000. Power Up received a right of first refusal for the first nine months from the date of the Note to provide any debt or equity financing less than $150,000. The Note bears interest at 10% per annum and has a maturity date of December 15, 2018. The Note may be prepaid at a premium ranging from 112% to 137% depending on the length of time following the date of the Note. The Note is convertible after 180 days into shares of the Company's common stock at a discount of 35% of the average of the two lowest closing bid prices of the Company's common stock 15 days prior to the date of conversion and the maximum number of shares issued to Power Up may not exceed 4.99% of the issued and outstanding shares of Drone USA common stock. The Note is subject to customary default provisions, including a cross default provision. The Company is required to have authorized for issuance six times the number of shares that would be issuable upon full conversion of the Note (assuming that the 4.99% limitation is not in effect) and based on the applicable conversion price of the Note in effect from time to time, initially to be 13,046,154 shares of common stock. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $28,538 with a charge to interest expense. The principal balance and accrued interest were fully converted during the year ended September 30, 2018. Debt premium $28,538 was recorded as additional paid in capital on a pro-rata basis at each conversion date.							The terms of a Securities Purchase Agreement dated October 25, 2017.
Accrued interest						90,000	$ 90,000
Debt instrument interest rate, percentage																																																	12.00%
Debt instrument fixed interest rate, percentage																																																	50.00%
Debt premium charge to interest expense							90,000
Convertible notes						$ 90,000	90,000
Debt conversion rate, description																																						The Company received a payment of $84,000, net of $23,500 in fees and expenses which was recorded as a debt discount and amortized to interest expense over the Note term under the terms of a Securities Purchase Agreement dated November 20, 2017, with Labrys under which the Company issued to Labrys (i) a convertible note (the "Note") in the principal amount of $107,500 that bears interest of 10% per annum and (ii) 421,238 shares of the Company's common stock as a commitment fee which was to be returned to the Company in the event that it pays all unpaid principal and interest under the Note within 180 days of December 26, 2017. Pursuant to ASC 260, as of January 9, 2018, the 421,238 contingent shares issued under the Financial Consulting Agreement are not considered outstanding and are not included in basic net loss per share or as potentially dilutive shares in calculating the diluted EPS. The Note has a maturity date of nine months or September 26, 2018, and a conversion rate for any unpaid principal and interest at a 35% discount to the market price which is defined as the average of the two lowest trading prices (defined as the lower of the trading price or closing bid price) for the Company's common stock during the fifteen trading day period ending on the latest complete trading day prior to the date of conversion. The conversion rate is further reduced if the Company enters into any section 3(a)(9) or 3(a)(10) transactions under the Securities Act of 1933, as amended, if the terms of those transactions offer greater discounts on conversion prices or a longer look back period for determining the conversion rate and under certain other enumerated events, including if the conversion price is less than $.01 per share or if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). In addition, if the Company issues any shares of its common stock at less than the conversion price, Labrys is entitled to full ratchet anti-dilution in such event. No shares of Drone USA common stock can be issued to the extent Labrys would own more than 4.99% of the outstanding shares of the Company's common stock unless Labrys agrees to increase the ownership to 9.99%. The Company is required at all times to have authorized and reserved six times the number of shares that is actually issuable upon full conversion of the Note (based on the conversion price of the Note in effect from time to time). Initially, the Company must instruct its transfer agent to reserve 8,535,980 shares of its common stock. The Note is subject to customary default provisions and also includes a cross-default provision as well as default being triggered if the Company loses the "bid" price for its common stock ($0.0001 on the "ask" with zero market makers on the "bid" per Level 2 and/or a market such as OTC Pink). The Company is entitled to prepay the Note between the issue date until 180 days from its issuance but not thereafter. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $57,885 with a charge to interest expense. On February 7, 2018 the Company amended the terms to the Note whereby Labrys waives specified existing events of default on the Note and in return will no longer be required, under any circumstances, to return the commitment shares back to the Company's treasury. The Company was under default for failing to maintain a market capitalization of at least $5,000,000 on any trading day. The 421,238 commitment shares were considered issued in February 2018 at a price of $0.09 per share based on the then market close price for a total value of $37,911 which was recorded as interest and financing costs.														Put premiums for stock settled debt were also recognized for $22,500 ($15,000 default penalty) and $26,293 ($50,000 default penalty) with charges to interest expense based on the common stock price discounts associated with the respective conversions of the default amounts.
Market capitalization														$ 5,000,000
Long-term purchase commitment, description														The 335,938 commitment shares were considered issued in February 2018 which was recorded as interest and financing costs at the then market close price of $0.09 per share for a value of $30,234.
Vendor settlement							$ 161,700						$ 161,700
Other Convertible Debt [Member] | Crown Bridge Partners, LLc [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																				$ 10,500
Debt issuance cost																				$ 19,000
Debt discount maturity term																				12 months
Debt conversion, description																				The Company is entitled to prepay the Note between 30 days after its issuance until 180 days from its issuance at amounts that increase from 112% of the prepayment amount to 137% of the prepayment amount depending on the length of time when prepayments are made. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $56,538 with a charge to interest expense.
Securities purchase agreement term, description																				The terms of a Securities Purchase Agreement dated October 25, 2017.
Debt default common stock par value, description																				The Note is subject to customary default provisions including an event of default if the bid price of the Company's common stock is less than its par value of $.0001 per share.
Other Convertible Debt [Member] | Labrys Fund LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt discount maturity term																																									9 months
Payments issuance cost																																									$ 23,500
Reserve common stock																																									6,198,049
Other Convertible Debt [Member] | Labrys [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Additional default penalties																																																																														$ 50,000	$ 15,000
Other Convertible Debt [Member] | Redstart Holding Corporation [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																																			4,851
Debt issuance cost																																																			912
Others Convertible Debt [Member] | Ema Financial [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																	$ 20,200
Payment received for convertible debt																	79,000
Debt issuance cost																	$ 5,800
Debt discount maturity term																	12 months
Principal amount																	$ 105,000																							$ 105,000
Debt conversion rate, description																																								Interest of 10% (24% default rate) per annum.													(i) the annual interest rate to 12% percent and (ii) the Original Issue Discount by $3,650.
Convertible Debt [Member] | Morningview Financial, LLC [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																$ 7,500
Payment received for convertible debt																60,000
Debt issuance cost																$ 7,500
Debt discount maturity term																12 months
Debt default common stock par value, description																Debt premium $55,529 was recorded as additional paid in capital on a pro-rata basis at each conversion date.
Debt instrument interest rate, percentage																12.00%
Debt instrument fixed interest rate, percentage																18.00%
Third Party [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																																				$ 17,500
Debt issuance cost								$ 10,000																											$ 10,000
Debt conversion, description																																															The Company increased note principal to $122,500 and added $8,077 to debt premium related to the stock settled debt feature discussed above.
Principal amount																																											$ 250,000
Maturity date																																			Oct. 20, 2018								Apr. 20, 2018
Debt instrument interest rate, percentage																																											18.00%
Penalty expenses																																															$ 15,000
Convertible Promissory Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																												90,000				$ 90,000
Accrued interest																																												6,773				$ 6,773
Converted common stock																																																214,286
Debt premium																																												90,000				$ 90,000
Convertible debt description						The Company issued a convertible promissory note for $90,000 to a vendor in settlement of approximately $161,700 of past due amounts due for services. The note bears interest at 5%, matures on June 30, 2019 and is convertible into the Company's common stock at 50% of the lowest closing bid price during the 20 trading days immediately preceding the notice of conversion. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $90,000 with a charge to interest expense for the notes. The original amount payable was reduced by $90,000 on the date the note was issued. The remaining balance in accounts payable of approximately, $71,700, was recognized as a gain on debt extinguishment during the year ended September 30, 2019.
Convertible Promissory Note [Member] | Senior Secured Credit Facility [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Principal amount																																												94,500				94,500
Accrued interest																																												6,678				6,678
Debt premium																																												$ 56,733				56,733
Convertible Note [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Amortization of debt discounts																																																$ 2,981		$ 5,717	$ 72,519	$ 756,291
Debt conversion rate, description																		The note matures in six months and is convertible into shares of our common stock at a 30% reduction off the lowest closing bid price for 20 trading days prior to the date of conversion.
Convertible Note [Member] | Trillium Partners LP [Member]
Convertible Notes Payable and Advisory Fee Liabilities (Textual)
Debt conversion, description		The Company issued a convertible promissory note to Trillium Partners LP for cash in the amount of $10,000. The note bears interest at 10%, matures on January 11, 2020, and was convertible into the Company’s common stock at 50% of the lowest closing bid price on the 20 trading days immediately preceding the notice of conversion. The Company accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium $10,000 with a charge to interest expense for the notes.